Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - Successors [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Numerator:
Net loss – basic and diluted	$ (14,568)
Denominator:
Weighted average shares outstanding – basic and diluted (in Shares) | shares	15,897,861
Basic and diluted loss per common share	$ (0.92)